Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	GAMING VENTURES plc
Entity Central Index Key	0001370437
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	32,315,698
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT LIABILITIES:
Related parties	$ 40,000	$ 40,000
Other accounts payable	5,000
Total current liabilities	45,000	40,000
Total liabilities	45,000	40,000
DEFICIENCY (Note 3):
Common stock of GBP0.0001 par value: Authorized: 55,000,000 shares at December 31, 2012 and 2011; Issued and outstanding: 32,315,698 shares at December 31, 2012 and 2011	5,960	5,960
Additional paid-in capital	4,821,942	4,821,942
Accumulated deficit	(4,872,902)	(4,867,902)
Total deficiency	(45,000)	(40,000)
Total liabilities and deficiency

CONSOLIDATED BALANCE SHEETS (Parenthetical) (GBP £)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	£ 0.0001	£ 0.0001
Common stock, shares authorized	55,000,000	55,000,000
Common stock, shares issued	32,315,698	32,315,698
Common stock, shares outstanding	32,315,698	32,315,698

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENT OF OPERATIONS [Abstract]
Revenues
Cost of revenues
Gross Profit
Operating expenses:
General and administrative	5,000	10,000
Total operating expenses	5,000	10,000
Operating loss:	5,000	10,000
Financial expenses, net
Loss before Taxes on Income	5,000	10,000
Taxes on income
Net loss	$ 5,000	$ 10,000
Basic and diluted net income (loss) per share	$ 0	$ 0
Weighted average number of common stock used in computing basic and diluted net profit (loss) per share	32,315,698	32,315,698

STATEMENTS OF CHANGES IN DEFICIENCY (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance	$ (40,000)	$ (2,846,091)
Net loss	(5,000)	(10,000)
Waver of a promissory by a related party		(2,816,091)
Balance	(45,000)	(40,000)
Common stock [Member]
Balance	5,960	5,960
Balance, shares	32,315,698	32,315,698
Net loss
Waver of a promissory by a related party
Balance	5,960	5,960
Balance, shares	32,315,698	32,315,698
Additional paid-in capital [Member]
Balance	4,821,942	2,005,851
Net loss
Waver of a promissory by a related party		2,816,091
Balance	4,821,942	4,821,942
Accumulated deficit [Member]
Balance	(4,867,902)	(4,857,902)
Net loss	(5,000)	(10,000)
Waver of a promissory by a related party
Balance	$ (4,872,902)	$ (4,867,902)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (5,000)	$ (10,000)
Adjustments required to reconcile net loss to net cash provided by operating activities:
Increase (decrease) in related parties	5,000	10,000
Net cash used in operating activities
Decrease in cash and cash equivalents
Cash and cash equivalents at the beginning of the period
Cash and cash equivalents at the end of the period
Non-cash transaction
Waver of a liability by a related parties		$ 2,816,091

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-  GENERAL

a.
Gaming Ventures Plc ("Gaming Ventures"), was incorporated under the laws of the Isle of Man on July 11, 2006. Gaming Ventures has 80% equity interest in RNG Gaming Ltd ("RNG") which has filed for voluntary dissolution in 2009 (see 1.c below). Following the sale of RNG' Intellectual Property (see 1.c below), Gaming Ventures no longer offer any development work and software licensing for third parties and is currently a shell company.

b.
According to an agreement between Gaming Ventures and Win Global Markets Inc. a Delaware Company ("WGM DE"), Gaming Ventures purchased from WGM DE all right, title, and interest in its intellectual property rights and assets related to its Black Jack business ("BJ Business") on a "going concern" and "as is" basis, in exchange for a promissory note in the principal amount of $2.25M. The valuation was based on an appraisal report made by an independent appraiser. This promissory note shall be in effect for Five Years since September 25, 2006 (60 months). Principal shall be paid in five (5) equal annual installments of $ 450,000 each and will bear interest of $US Libor +1.5% per annum. The entire amount was recorded as a capital surplus since it reflects a transaction among the Win Global Markets group. The technology was previously recorded in WGM DE financial statements at a book value of zero.

Effective January 2011 WGM DE waved all amounts due under the Note, including all accrued but unpaid interest .The waver was recorded in equity as it reflects between a transaction related parties.

c.
On April 13, 2009, RNG entered into an Intellectual Property and Technology Purchase Agreement, ("the Agreement"), under which RNG agreed to sell to an unaffiliated party and a leading online gaming software provider, substantially all of its multiplayer Blackjack tournament software platform, including its related intellectual property, for consideration of a total amount of $250,000 and a 3% share of buyer's Blackjack revenue (as defined in such agreement) each year for the first 3 years from the date in which the buyer launches full commercial use of the Blackjack game, and 2% of buyer's Blackjack revenue thereafter for an unlimited duration. The total consideration was used to offset the indebtedness of the parent company to the buyer and this amount was recorded against related party.

Following the sale of all RNG's assets, RNG has filed for voluntary dissolution with the Companies' register of Isle of Man.

d.
On August 4, 2006, Gaming Ventures filed with the Securities and Exchange Commission ("SEC") a registration statement on Form 20-F. As a result, Gaming Ventures is a separate reporting entity with the SEC that has the reporting obligations of a foreign private issuer. The company shares are not tradable.

e.
The accompanying  financial statements have been prepared assuming that the Company will continue as a going concern. The Company has accumulated deficit of 4,872,902 and has not generated positive cash flows since inception that raises substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amount and classification of liabilities that may result from the outcome of these uncertainties.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES

The  financial statements are prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The Company's assets and liabilities are stated in U.S. dollars ("dollar"). Company's management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company and certain of its  is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance FASB ACS Topic 830 "Foreign Currency matters". All transactions gains and losses of the re-measurement of monetary balance sheet items are reflected in the  statements of operations as financial income or expenses as appropriate.

c.	Basic and diluted net income (loss) per share-EPS:

Basic net (income) loss per share is computed based on the weighted average number of common shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of common shares outstanding during each year, plus dilutive potential common shares considered outstanding during the year. For each of the years ended December 31, 2011 and 2012, the Company incurred a net loss and therefore no diluted EPS was presented.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 3:- SHARE CAPITAL

a.	Shareholders' rights:

The shares of common stock confer upon the holders the right to elect the directors and to receive notice to participate and vote in the stockholders meetings of the Company, and the right to receive dividends, if and when declared.

b.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in U.S. dollars. The Company does not intend to pay cash dividends in the foreseeable future.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES	NOTE 4:- INCOME TAXES The Company is incorporated in the Isle of Man and therefore is not taxable.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The Company's assets and liabilities are stated in U.S. dollars ("dollar"). Company's management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company and certain of its  is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance FASB ACS Topic 830 "Foreign Currency matters". All transactions gains and losses of the re-measurement of monetary balance sheet items are reflected in the  statements of operations as financial income or expenses as appropriate.

Basic and diluted net income (loss) per share-EPS
c.	Basic and diluted net income (loss) per share-EPS:

Basic net (income) loss per share is computed based on the weighted average number of common shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of common shares outstanding during each year, plus dilutive potential common shares considered outstanding during the year. For each of the years ended December 31, 2011 and 2012, the Company incurred a net loss and therefore no diluted EPS was presented.

GENERAL (Details) (USD $)	1 Months Ended
	Sep. 26, 2006	Dec. 31, 2012	Dec. 31, 2011	Apr. 13, 2009	Jul. 11, 2006
GENERAL [Abstract]
Ownership percentage					80.00%
Debt instrument, face amount	$ 2,250,000
Promissory note term, months	60
Number of installment payments	5
Debt instrument, periodic principal payment	450,000
Basis spread over LIBOR rate	1.50%
Consideration for assets acquired				250,000
Percent of revenue payable over the first three years				3.00%
Percent of revenue payable over an unlimited duration				2.00%
Accumulated deficit		$ (4,872,902)	$ (4,867,902)